Lines of Credit and Bank Guarantees (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Solvency covenant, liability minimum percentage	25.00%
Standby Letters of Credit and Bank Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 2,391	$ 2,275
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		2,391
Belgium (Borrower) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 7,000
Maximum borrowing percentage of value of awarded sales contracts	75.00%
Belgium (Borrower) [member] | EURIBOR [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on rate	1.45%
Belgium (Borrower) [member] | Bank Guarantee Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,500
Belgium (Borrower) [member] | Standby Letters of Credit and Bank Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	3,649		$ 4,682
Drawn credit | $		2,821
Belgium (Borrower) [member] | Operating Line [member]
Disclosure of detailed information about borrowings [line items]
Drawn credit | $		1,200
Belgium (Borrower) [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	1,000
Drawn credit | $
Awarded Sales Contracts [member] | Belgium (Borrower) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	500
General Business Purposes [member] | Belgium (Borrower) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,500